Investment in Equity-Accounted Associate - Schedule of Contingent Liabilities, Capital Commitments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Schedule of Contingent Liabilities, Capital Commitments [Line Items]
Loss before tax	$ (228,243,769)	$ (51,871,823)	$ (139,446,204)
Income tax expense
Loss for the year	(228,243,769)	(51,871,823)	(139,446,204)
Total comprehensive (loss) for the year	(237,326,495)	(47,187,703)	(140,266,637)
Group’s share of (loss) for the year	(1,054,949)	701,978
EV Resources GmbH [Member]
Schedule of Contingent Liabilities, Capital Commitments [Line Items]
Revenue and other income
Depreciation
Loss before tax	(353,408)	34,145
Income tax expense
Loss for the year	(353,408)	34,145
Total comprehensive (loss) for the year
Group’s share of (loss) for the year	$ (70,682)	$ 6,829